Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,197,460
Proposed Maximum Offering Price per Unit	9.33
Maximum Aggregate Offering Price	$ 11,172,302
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,649.04
Offering Note
(1)    Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of LendingClub Corporation’s (the “Registrant”) common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s common stock.
(2)    Calculated solely for the purposes of this offering under Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on July 29, 2024, multiplied by 85%. Pursuant to the 2014 Employee Stock Purchase Plan, the purchase price of the shares of the Registrant’s common stock to be issued thereunder will be 85% of the lower of the fair market value of the Registrant’s common stock on the first day of the offering period or on the last day of each purchase period.
(3)    Represents an automatic increase to the number of shares available for issuance under the Registrant’s 2014 Employee Stock Purchase Plan effective January 1, 2024.